Share-Based Compensation - Summary of Compensation Expense Recognized for Share-Based Awards Granted (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 226,695	¥ 40,108	¥ 52,098
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses		10,170
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	220,862	19,473	0
YY Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 5,833	¥ 10,465	¥ 52,098